SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

For its financial statements as of June 30, 2013 and for the six-months then ended, the Company evaluated subsequent events through August 9, 2013, the date on which those financial statements were available to be issued.

On July 15, 2013, the Company's common stock was listed on the NASDAQ Capital Market and began trading under the ticker symbol "MRTX". Effective July 26, 2013, the Company voluntarily delisted its shares of common stock from the Toronto Stock Exchange ("TSX").

21. SUBSEQUENT EVENTS

For its financial statements as of December 31, 2012 and for the year then ended, the Company evaluated subsequent events through May 8, 2013, the date on which those financial statements were originally available to be issued.

The Company regularly reviews its functional currency. Based on a detailed analysis of projected expenses the Company has determined that it will transition to the United States dollar as its functional currency effective January 1, 2013.

Mirati was incorporated under the laws of the State of Delaware on April 29, 2013. The Company was created to enter into an arrangement agreement described below.

On May 8, 2013, the Company's Board of Directors approved and the Company entered into an arrangement agreement with MethylGene. Subject to the terms and conditions of the arrangement agreement, which was consummated on June 28, 2013, the shareholders of MethylGene received one share of the Company's common stock in exchange for every 50 common shares of MethylGene, which had the effect of a 50 for 1 reverse split of the common shares pursuant to a court-approved plan of arrangement under Section 192 of the Canada Business Corporations Act. Such transaction is referred to herein as the Arrangement. In addition, all outstanding options and warrants to purchase common shares of MethylGene became exercisable on a 50-for-1 basis for shares of our common stock, and a proportionate adjustment was made to the exercise price or conversion price, as applicable. Upon completion of the Arrangement, MethylGene became the Company's wholly-owned subsidiary. The shares of the Company's common stock issued at the closing of the Arrangement were issued in reliance upon the exemption from registration under Section 3(A)(10) of the Securities Act of 1933, as amended.